Fair Value of Assets and Liabilities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fixed income securities	$ 6,139,925,000	$ 6,253,484,000
Gains (losses) for Level 3 assets and liabilities still held at the balance sheet date, included in earnings	26,500,000	24,100,000	(7,600,000)
Gains (losses) for Level 3 assets still held at the balance sheet date, included in realized capital gains and losses	16,300,000	16,500,000	(15,600,000)
Gains (losses) for Level 3 assets still held at the balance sheet date, included in investment income	6,200,000	11,900,000	12,300,000
Gains (losses) for Level 3 assets still held at the balance sheet date, included in interest credited to contract holder funds	(142,000)	(156,000)
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in life and annuity contract benefits	4,100,000	(4,200,000)	(4,300,000)
Fixed income securities - non-binding broker quotes
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fixed income securities	$ 310,100,000